AQR FUNDS

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

VIA EDGAR

December 10, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AQR Funds

Securities Act File No. 333-153445

Investment Company Act File No. 811-22235

Rule 497(e) Filing

Ladies and Gentlemen:

On behalf of the AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund and AQR Emerging Defensive Equity Fund (the “Funds”), each a series of the AQR Funds, I hereby submit for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Funds’ Class I, Class L, Class N and Class R6 prospectuses as supplemented pursuant to Rule 497(e) of the Securities Act on November 26, 2014.

Should members of the Staff have any questions or comments concerning the filing, they should call the undersigned at
(20) 742-3600.

Very truly yours,

/s/ Nicole DonVito
Nicole DonVito
Chief Legal Officer and Vice President

Cc:	Brendan R. Kalb, Esq.

Rose F. DiMartino, Esq.

Ryan P. Brizek, Esq.